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Deutsche Asset Management

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                                  Mutual Fund
                                 Annual Report
                                December 31, 2001
                  Class A and B Shares and Institutional Class

Real Estate Securities Fund

                                                               [GRAPHIC OMITTED]
                                                                 A Member of the
                                                             Deutsche Bank Group

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Real Estate Securities Fund

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TABLE OF CONTENTS

              REPORT HIGHLIGHTS ........................................ 3
              LETTER TO SHAREHOLDERS ................................... 4
              PERFORMANCE COMPARISON ................................... 8
              ADDITIONAL PERFORMANCE INFORMATION ....................... 9

              REAL ESTATE SECURITIES FUND
                 Schedule of Investments ............................... 13
                 Statement of Assets and Liabilities ................... 15
                 Statement of Operations ............................... 16
                 Statements of Changes in Net Assets ................... 17
                 Financial Highlights .................................. 18
                 Notes to Financial Statements ......................... 21
                 Report of Independent Accountants ..................... 24

              FUND DIRECTORS ........................................... 25

                      -----------------------------------
The Fund is not insured by the FDIC and is not a deposit, obligation of or guaranteed by Deutsche Bank AG. The Fund is subject to investment risks, including possible loss of principal amount invested.
                      -----------------------------------

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                                        2
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Real Estate Securities Fund
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REPORT HIGHLIGHTS

o This has been a year of good absolute and relative performance for real estate stocks, performance we think is deserved. The combination of current yields and expected earnings growth is expected to produce total returns exceeding ten percent for real estate stocks over the next twelve months, absent changes in price-earnings ratios.

o Despite outperforming the S&P 500 Index for two consecutive years, REIT valuations continue to look attractive. REITs have been trading at a 4% discount to estimated net asset value and multiples are close to their all time lows. On a relative multiple basis, REITs currently trade at less than half of the S&P 500 Index.

o Real estate market fundamentals are expected to respond to an economic recovery more quickly than in past cycles, given lower levels of supply. Given the weak economy and the current cautious approach by lenders and equity investors to commit capital for new development, we feel there is little risk of oversupply in 2002.

o We expect that the recovery will be felt unevenly across property types and regions. Property types that have early cycle attributes (hotels, apartments, and manufactured homes) should benefit from an economic recovery more quickly given the short-term nature of their leases. In contrast, later cycle property sectors with longer leases, such as office, are not likely to benefit until the economic recovery matures, which we expect to occur in late 2002 or into 2003.

o REITs continue to become more mainstream as evidenced by their inclusion in the S&P 500 Index in 2001. We believe this trend will continue and should provide a wider universe of investors that may serve to expand multiples for the sector over time.

o We believe this continues to be an excellent time to initiate or increase positions in real estate equities.

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                                        3
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Real Estate Securities Fund
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LETTER TO SHAREHOLDERS

Dear Shareholder:

The Real Estate Securities Fund seeks total return, primarily through investments in common stocks of companies that are principally engaged in the real estate industry including real estate investment trusts (REITs) and real-estate operating companies.

The sub advisor and portfolio manager, LaSalle Investment Management (Securities) L.P., has more than a dozen professionals dedicated solely to investing in public real estate securities. Its management team brings direct operating experience in property development, management, investment and finance, as well as more than a decade of successful real estate portfolio management experience to its efforts on behalf of your Fund.

On December 31, 2001, the Net Asset Value (NAV) of the Fund was $14.14 per Class A share, $14.09 per Class B share and $14.22 per Institutional Class share. In addition, 12 monthly dividends were paid in 2001, totaling $0.48 per Class A share, $0.39 per Class B share and $0.51 per Institutional Class share. There was no capital gains distribution in 2001.

The REIT sector continued to outperform the broader markets in 2001. Through year-end, the NAREIT (National Association of Real Estate Investment Trusts) and Wilshire Indices were up 13.90% and 10.45%, respectively, on a total return basis versus a second straight year of declines in the Dow Jones Industrial Average1, the S&P 500 Index, and the NASDAQ Composite Index2. Throughout 2001, investors increasingly looked to REITs as a safe harbor as the economy weakened and corporate earnings estimates continued to move lower. Investors took refuge in the high dividend yield and the perception that earnings growth for this defensive asset class would prove somewhat resilient in an economic downturn.

As a result, the real estate stocks that performed best in 2001 tended to be the highest-yielding companies irrespective of quality or valuation. New investors in the sector appeared to pay little attention to the fundamental quality of property and operations. This tended to penalize the high-quality, market dominant companies that predominate in the Fund's portfolio. This began to correct towards the end of the year, and we believe that the faster-growth potential of these companies will cause them to perform better than their high-yield, low-growth potential colleagues as the economy begins to recover, which we expect to occur later in 2002.

MARKET COMMENT
Although underlying real estate fundamentals are not immune to general economic pressures, real estate companies have generally exhibited greater earnings stability and less deterioration in projected earnings growth than companies in many other industries. This is due to the relatively stable nature of the leases and strong underlying fundamentals leading up to the economic downturn. Real estate market disruption in previous cycles was caused by oversupply; the current concern is weaker demand. Despite experiencing higher vacancy rates and lower rental growth, the sector is in good shape relative to historical standards. Vacancies for most property types and in most markets are well below levels observed in prior downturns. We believe market rental rates and occupancies should trough in 2002, and overall revenue and operating income growth should remain positive. We expect the average real estate company will grow cash flow by 4% to 5% in 2002.

After two consecutive years of outperformance versus the broad equity markets, REIT valuations continue to look attractive. REIT price earnings multiples remain close to their historical lows. On a relative multiple basis, REITs currently trade at a forward FFO (Funds From Operations)3 multiple of 10.4 times versus an earnings multiple of 24.3 times for the S&P 500 Index.

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1    The Dow Jones Industrial Average is an unmanaged index of common stocks comprised of major industrial companies.
2    The NASDAQ Composite Index is an unmanaged broad-based
     capitalization-weighted index of all NASDAQ National Market & Small-Cap stocks.
3    Funds From Operations--net earnings plus depreciation.

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Real Estate Securities Fund
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LETTER TO SHAREHOLDERS

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

REIT Earnings Ratios: REITs versus S&P 500 Index (quarterly, 1Q 1993-4Q 2001)

         S&P 500  Price/4 Quarters Forward AFFO Multiple
Q1 93    14.92    14.9813
         14.94    15.8562
         15.3     16.4406
Q2       15.31    15.4719
         15.09    14.9944
         14.9     15.1172
Q3       14.9     14.762
         14.98    14.5278
         15.02    14.6843
Q4       14.89    15.0414
         14.85    13.6612
         14.68    13.2979
Q1 94    14.99    13.1868
         14.75    13.7836
         14.52    13.8122
Q2       13.64    13.0265
         13.61    13.2685
         13.7     12.9199
Q3       13.2     12.6409
         13.39    12.1507
         13.3     11.9332
Q4       13.09    11.2782
         12.72    10.7788
         12.28    11.1111
Q1 95    12.47    11.1132
         12.7     11.0722
         12.78    11.1982
Q2       12.97    10.8893
         13.24    11.2328
         13.37    12.0337
Q3       13.58    11.3464
         13.68    11.2909
         13.92    11.5841
Q4       14       11.2339
         14.03    10.9589
         14.4928  11.236
Q1 96    14.26    11.5407
         15.37    11.6891
         14.95    11.6754
Q2       14.98    11.5385
         15.35    11.7763
         15.16    12.0992
Q3       14.45    11.8203
         14.98    12.2001
         15.32    12.285
Q4       15.68    12.5418
         16.13    12.7932
         15.9481  13.986
Q1 97    16.5416  14.0532
         17.3609  13.8696
         16.7078  14.0696
Q2       16.0507  12.9088
         17.3849  13.2261
         18.369   13.8122
Q3       19.1688  14.3403
         18.6455  13.9535
         18.9586  15.0376
Q4       18.0195  14.2518
         18.7381  14.477
         19.063   14.5138
Q1 98    18.7905  13.9909
         20.3241  13.4862
         21.4487  13.541
Q2       22.0512  12.959
         21.8314  12.7253
         21.5347  12.5
Q3       22.7324  11.4101
         21.1858  10.2916
         20.0379  10.7527
Q4       19.4193  10.6667
         22.1627  10.8617
         22.6941  10.5152
Q1 99    24.4621  10.2837
         23.6071  10.0823
         24.8815  9.8936
Q2       25.0602  10.921
         24.8655  10.8235
         24.2997  10.3306
Q3       25.2925  9.8369
         23.7076  9.6618
         23.2692  9.1324
Q4       22.4825  8.8994
         24.594   8.648
         24.601   8.9047
Q1 00    25.0628  8.7668
         23.3969  8.58
         24.9276  8.9425
Q2       23.6141  9.6031
         22.7747  9.6782
         23.6421  9.8087
Q3       23.276   10.7402
         23.6738  10.0167
         23.0958  10.1471
Q4       21.4569  9.7213
         21.4217  9.9067
         21.0439  10.3306
Q1 01    22.3403  10.4121
         21.229   10.1609
         19.3119  10.0351
Q2       21.8293  10.2041
         22.8153  10.4439
         21.8002  10.8108
Q3       21.7136  10.6101
         20.7134  10.9091
         18.8175  10.6952
Q4       20.7694  10.6007
         21.669   11.0294
         21.7164  11.3636
         24.3     10.4

Source: GreenStreet


With REIT dividend yields at 7.1%, the spread to the S&P 500 Index dividend is over 500 basis points, and the spread to 10-year Treasury bonds is 200 basis points. With a payout ratio at a historically low level of 65%, the dividends of most REITs are expected to remain relatively steady despite the economic downturn.


[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

REIT Yields versus S&P 500 Index and 10 Year Treasury Bond Yields
(1/31/77-12/31/01)

         REITs    S&P      T Bonds
1977     7        4.5      7.2
         7.2      4.6      7.4
         7.5      4.3      7.5
         7.3      4.3      7.4
         7.4      4.4      7.5
         7.2      4.7      7.3
         7.3      4.7      7.3
         7.3      4.8      7.4
         7.6      4.7      7.3
         7.8      4.9      7.5
         7.6      4.8      7.6
         7.6      5.4      7.7
1978     7.8      5.8      8
         7.9      5.9      8
         7.6      5.2      8
         7.4      4.8      8.2
         7.7      4.8      8.4
         7.8      5.4      8.5
         7.7      5.1      8.6
         7.4      5        8.4
         7.5      4.9      8.4
         8.4      5.4      8.6
         8.2      5.4      8.8
         8        5.6      9
1979     8.1      5.4      9.1
         8.1      5.6      9.1
         7.7      5.2      9.1
         8        5.2      9.2
         8.1      5.3      9.3
         7.5      5.5      8.9
         7.4      5.4      9
         6.6      5.2      9
         7        5.3      9.3
         8        5.7      10.3
         7.8      5.4      10.7
         7.7      5.6      10.4
1980     7.4      5.3      10.8
         7.4      5.3      12.4
         8.6      5.8      12.8
         9.1      5.5      11.5
         9.9      5.3      10.2
         9.4      5.4      9.8
         8        5.1      10.3
         7.8      5.1      11.1
         8.1      5        11.5
         7.4      4.9      11.8
         7.5      4.4      12.7
         7.7      4.7      12.8
1981     7.9      4.9      12.6
         7.8      4.8      13.2
         7.7      4.7      13.1
         7.6      4.8      13.7
         7.7      4.8      14.1
         7.6      5.1      13.5
         7.8      5.1      14.3
         8.3      5.5      14.9
         8.9      5.8      15.3
         8.7      5.5      15.2
         8.5      5.3      13.4
         8.6      5.5      13.7
1982     8.6      5.6      14.6
         8.8      5.9      14.4
         9        6        13.9
         8.9      5.8      13.9
         9        6        13.6
         9.4      6.4      14.3
         9.5      6.6      14
         9.3      5.9      13.1
         8.9      5.8      12.3
         8.2      5.2      10.9
         7.9      5        10.6
         7.8      4.9      10.5
1983     7.7      4.7      10.5
         8.1      4.6      10.7
         7.5      4.5      10.5
         7.2      4.2      10.4
         7.1      4.2      10.4
         7.1      4.3      10.9
         7.3      4.4      10.4
         7.4      4.4      10.9
         7.6      4.3      11.7
         7.5      4.4      11.5
         7.4      4.3      11.7
         7.2      4.4      11.8
1984     7.7      4.4      11.7
         7.4      4.6      11.8
         7.5      4.5      12.3
         7.6      4.5      12.6
         7.8      4.8      13.4
         7.8      5        13.6
         8        5.1      13.4
         7.9      4.6      12.7
         7.5      4.5      12.5
         7.4      4.5      12.2
         7.3      4.5      11.6
         7.1      4.7      11.5
1985     8.3      4.3      11.4
         8.3      4.3      11.5
         8.2      4.3      11.9
         8.3      4.3      11.4
         8.1      4.1      10.9
         8.1      4.2      10.2
         8        4.2      10.3
         8.3      4.3      10.3
         8.6      4.3      10.4
         8.5      4.1      10.2
         8.4      3.9      9.8
         7.9      3.8      9.3
1986     7.5      3.8      9.2
         7.2      3.5      8.7
         6.7      3.4      7.8
         6.9      3.5      7.3
         7.7      3.3      7.7
         7.4      3.3      7.8
         7.6      3.5      7.3
         7.4      3.3      7.2
         7.4      3.6      7.5
         7.3      3.4      7.4
         7.2      3.4      7.3
         7.7      3.4      7.1
1987     7.3      3        7.1
         7.1      2.9      7.3
         6.8      2.9      7.3
         7.2      2.9      8
         7.6      2.9      8.6
         7.9      3        8.4
         7.7      2.8      8.5
         8        2.7      8.8
         7.7      2.8      9.4
         9.3      3.5      9.5
         8.9      3.9      8.9
         8.7      3.6      9
1988     8.2      3.5      8.7
         7.9      3.3      8.2
         8        3.5      8.4
         8        3.4      8.7
         8.2      3.4      9.1
         7.9      3.7      8.9
         7.9      3.7      9.1
         8        3.9      9.3
         7.9      3.6      9
         8        3.5      8.8
         8.2      3.6      9
         8.6      3.6      9.1
1989     8.4      3.3      9.1
         8.3      3.4      9.2
         8.4      3.4      9.4
         8.3      3.2      9.2
         8.3      3.1      8.9
         8        3.6      8.3
         7.8      3.3      8
         7.7      3.2      8.1
         7.8      3.2      8.2
         8.1      3.3      8
         8.2      3.3      7.9
         8.4      3.2      7.8
1990     8.8      3.5      8.2
         8.7      3.4      8.5
         8.9      3.2      8.6
         8.8      3.3      8.8
         8.8      3.1      8.8
         9.3      3.6      8.5
         9.2      3.6      8.5
         9.9      4        8.8
         10.7     3.9      8.9
         11.1     3.9      8.7
         10.2     3.7      8.4
         10.2     3.8      8.1
1991     9.3      3.6      8.1
         8.7      3.4      7.9
         8.2      3        8.1
         7.9      3        8
         7.8      2.9      8.1
         8        3.5      8.3
         8        3.3      8.3
         8.3      3.3      7.9
         8.1      3.2      7.7
         8.2      3.2      7.5
         8.4      3.3      7.4
         7.9      2.9      7.1
1992     7.4      3        7
         7.8      2.9      7.3
         7.9      2.9      7.5
         8        2.8      7.5
         7.7      2.8      7.4
         7.8      3.2      7.3
         7.5      3.1      6.8
         7.4      3.1      6.6
         7.3      3.1      6.4
         7.3      3.1      6.6
         7.2      3        6.9
         7.1      2.8      6.8
1993     6.7      2.8      6.6
         6.4      2.7      6.3
         5.9      2.7      6
         6.2      2.7      6.1
         6.4      2.7      6.2
         6.2      2.9      5.8
         6.2      2.9      5.8
         6.2      2.8      5.4
         5.9      2.8      5.4
         6.2      2.7      5.4
         6.6      2.8      5.8
         6.8      2.6      5.8
1994     6.8      2.6      5.6
         6.6      2.6      6.1
         7        2.8      6.8
         6.9      2.8      7.1
         6.9      2.8      7.2
         7.1      3.1      7.4
         7.2      3        7.2
         7.3      2.9      7.2
         7.4      2.9      7.6
         7.8      2.8      7.8
         8.2      2.9      8
         7.7      2.9      7.9
1995     8        2.8      7.7
         7.9      2.7      7.2
         8        2.5      7.2
         8        2.4      7.2
         7.8      2.4      6.3
         7.7      2.6      6.2
         7.7      2.6      6.5
         7.7      2.6      6.4
         7.5      2.4      6.3
         7.7      2.4      6.1
         7.8      2.3      5.8
         7.4      2.3      5.6
1996     7.2      2.2      5.6
         7.2      2.2      6.1
         7.4      2.1      6.3
         7.5      2.1      6.6
         7.4      2.1      6.8
         7.3      2.3      6.7
         7.3      2.4      6.8
         7.2      2.3      6.9
         7        2.3      6.7
         6.9      2.2      6.4
         6.7      2.1      6
         6.1      2        6.5
1997     6        1.9      6.5
         6.1      1.9      6.5
         6.1      1.9      6.9
         6.4      1.8      6.7
         6.3      1.7      6.7
         6.1      1.7      6.5
         5.8      1.6      6
         5.9      1.7      6.3
         5.5      1.7      6
         5.6      1.8      5.7
         5.6      1.7      5.8
         5.5      1.6      5.7
1998     5.5      1.6      5.4
         5.5      1.5      5.6
         5.6      1.4      5.7
         6        1.4      5.7
         6.1      1.4      5.6
         6.1      1.5      5.4
         6.5      1.5      5.5
         7.2      1.7      5.1
         6.9      1.7      4.5
         7.2      1.5      4.6
         7.2      1.5      4.7
         7.5      1.3      4.6
1999     7.4      1.3      4.7
         7.7      1.3      5.5
         8        1.3      5.4
         7.3      1.2      5.4
         7.2      1.2      5.8
         7.3      1.2      5.9
         7.7      1.3      5.9
         7.9      1.3      6
         8.3      1.4      5.8
         8.5      1.3      6
         8.8      1.3      6.2
         8.7      1.2      6.5
2000     8.5      1.2      6.7
         8.5      1.2      6.8
         8.3      2        6.8
         7.8      1.1      6.7
         7.8      1.1      6.8
         7.6      1.2      6.5
         7        1.1      6.5
         7.4      1.1      6.2
         7.5      1.1      5.8
         7.9      1.1      5.8
         7.9      1.1      5.5
         7.5      1.1      5.1
2001     7.5      1.2      5.1
         7.4      1.2      5.1
         7.2      1.2      5
         7.3      1.3      5.4
         7.2      1.3      5.4
         6.8      1.2      5.4
         7.1      1.2      5.1
         7.1      1.4      5
         7.4      1.5      4.6
         7.6      1.4      4.3
         7.3      1.4      4.8
         7.1      1.4      5.1

Source: NAREIT & Bloomberg


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**   Price divided by the sum of the estimated FFO (Funds From Operations)
     earnings per share for the next four quarters. FFO--net earnings plus depreciation.




THE MAINSTREAMING OF REITS
REITs' acceptance as mainstream investments in the equity market was bolstered through the inclusion of real estate in the S&P 500 Index. Two names were added in 2001, Equity Office and Equity Residential, and others are expected to be included in the near future. For active portfolio managers benchmarked against the S&P 500 Index, the REIT group is now a viable investment option. Entry into the S&P 500 Index should provide a wider universe of investors that may serve to expand multiples for the sector.

Another important step for REITs took place through the release of an industry study conducted by Ibbotson Associates suggesting that REITs provide a strong source of portfolio diversification. This study affirmed research conducted by LaSalle Investment Management (Securities) L.P. which showed that the inclusion of REITs in a mixed-asset portfolio enhanced portfolio returns and reduced portfolio risk. The Ibbotson Associates study was based on the 1972-2000 performance of the S&P 500 Index representing stocks, 20-year US Government Bond representing bonds, 30-day US Treasury Bills, and the NAREIT Equity Index representing REITs. The timing of this study coincides with a surge of interest in diversification in the wake of NASDAQ price declines. As a wider audience becomes more aware of the benefits of REITs and as REITs become a more mainstream investment alternative, overall trading volume and sector liquidity is expected to increase.

OUTLOOK FOR THE ECONOMY
Should there have been any doubts about whether the US was heading into a recession prior to September 11, there was no debate afterwards. An already weakened economy was severely disrupted by the tragic events of that day. The primary cause for this economic downturn has been the collapse of business investment, primarily in technology. Consumer spending, on the other hand, has remained resilient despite layoffs. In fact, firmer retail and housing activity indicate that the worst of the economy's slide may be over.

The economy is benefiting from several sources of support that should provide a basis for a recovery by mid-year 2002. First, the economy is receiving a boost from disin-

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Real Estate Securities Fund
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LETTER TO SHAREHOLDERS

flation. Due mainly to falling energy prices, inflation has fallen from a high of 3.7% last spring to 2.1% more recently. Additionally, the benefits of aggressive monetary and fiscal stimulus are increasingly evident. Lower interest rates are facilitating the refinancing of household mortgages and the reduction of debt burdens. Moreover, $50 billion in tax cuts since this past summer and more than $50 billion in monies appropriated to defray some of the economic costs of the terrorist attacks have comprised the fiscal stimulus thus far.

Our outlook for the REIT sector is based on an expectation that the economy will continue to contract through the first half of 2002 with growth resuming in the second half. In 2003, we expect GDP to increase by 3% to 4%. The most obvious downside risk to our forecast would be another terrorist attack, which could undermine consumer confidence and lengthen the duration and the severity of the recession.

REAL ESTATE OUTLOOK FOR 2002
Until the broad economy recovers in the second half of 2002, we believe real estate fundamentals will continue to deteriorate. Real estate market fundamentals are expected to respond to an economic recovery more quickly than in past cycles, given lower levels of supply. Given the weak economy and the current cautious approach by lenders and equity investors to commit capital for new development, we feel there is little risk of oversupply in 2002.

As signs of an economic recovery begin to emerge, we believe investors will shift from high yield plays to core real estate investment alternatives that offer higher total return potential. Regionally, we believe that supply-constrained markets should come out of the recession more quickly as low-barrier markets have seen construction running above the national average.

We believe the recovery will be felt unevenly across property types and regions. Property types that have early cycle attributes (hotels, apartments, and manufactured homes) should benefit from an economic recovery more quickly given the short-term nature of their leases. In contrast, later cycle property sectors with longer leases, such as office, are not likely to benefit until the economic recovery matures, which we expect to occur in late 2002 or into 2003.

We believe earnings growth will slow in 2002 but remain positive. We are projecting FFO growth of 4 to 5% in 2002, rebounding to 7 to 8% in 2003. Assuming a 6.5% current dividend yield and an expected growth in earnings of 4 to 5%, we expect REITs to generate a total return in excess of 10% in 2002, assuming multiples do not decline.

We believe that REITs will not undertake as much development in 2002 versus 2001 due to the economic slowdown and the risk associated with longer lease-up periods and lower rent levels. Acquisition activity may increase due to lower borrowing costs and higher stock prices. However, despite the recent deterioration in fundamentals, there is no evidence of distressed selling activity. Opportunistic acquisition activity appears limited. The focus of REIT management teams in 2002 will likely be aggressive management and leasing to maintain occupancy.

CAPITAL MARKETS
The capital markets saw some life in 2001 after lying dormant for the previous two years. New capital raising activity increased with 44 common equity offerings by real estate companies totaling $3.4 billion, up from $1.2 billion in 2000. The average price of these issuances was at a 5% premium to net asset value. We expect 2002 equity issuance to be at a similar level as 2001. Also during the year, $8.7 billion was raised in the unsecured debt markets with $34 billion raised in the syndicated debt market.

There were several high profile mergers and acquisitions in 2001 which eliminated some prominent companies from the public ranks. The most noteworthy of these included Security Capital Group, Spieker Properties, and Charles E. Smith Residential.

We do not expect a meaningful change in the level of merger activity in 2002. However, we anticipate more private to public consolidation activity with the rebound in public market valuation.

--------------------------------------------------------------------------------

Real Estate Securities Fund
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS

Capital Inflows to Real Estate (1983-2001)

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

Public Equity-REITs        Private Equity   Public Debt-CMBS 1  Private Debt
0.8                          12.3               0                  73.2
0.5                          10.4               0.7                85
3.1                          31.4               1                  84.2
2.8                          22.5               1.5                93.8
1.6                          32.8               0.7                97.1
3                            47.5               2                  73.2
2.5                          35.6               3.1                59.4
1.2                          43.4               0.8                4.3
2.2                          4.3                1.6                0
2.4                          2.1                10.1               0
14.5                         5.2                11.6               0
12.6                         4.4                13.4               0
9.8                          18.6               12.9               19
15                           17.9               21.4               29.4
38.7                         25.8               31.7               44.9
25                           21.1               59.7               63.6
6.1                          23.5               34.1               85.4
2.8                          14.3               30                 79.8
4.9                          10.5               34.3               47


1   Public Debt--Commercial Mortgaged Backed Securities
Source: LaSalle Investment Management (Securities) L.P., Federal Reserve, Roulac Database, Real Estate Capital Markets Report, National Council of Real Estate Investment Fiduciaries, NAREIT, Real Estate Finance


INVESTMENT STRATEGY
We continue to emphasize quality as an important investment theme. In a weaker economy, asset quality and management capabilities become even more important differentiating factors. Our portfolios continue to focus on companies with strong management teams with superior operating skills, quality assets, and ample financial flexibility. We continue to look to companies located in supply-constrained markets as we feel that they are better positioned to weather the current downturn and to take advantage of the economic rebound when it materializes.

The stocks that worked best in 2001 tended to be higher yielding companies, irrespective of quality or valuation. The better quality companies with superior long-term growth prospects generally underperformed. As signs of an economic recovery become clear, we believe that the focus in 2002 will shift away from higher yielding companies. We believe that many of the better quality companies are currently trading at depressed valuations and are positioned to outperform in 2002 and 2003.

CONCLUSIONS
US real estate markets are better positioned than in past recessions due to more modest levels of new supply. We believe investors should continue to view real estate as a safe harbor due to the high dividend yield and positive earnings growth potential.

Despite outperforming the S&P 500 Index for two consecutive years, REIT valuations continue to look attractive in our opinion. At year end REITs traded at a 4% discount to net asset value and multiples were well below their historical highs from four years ago. More importantly, price to earnings multiples remain close to their all time lows. On a relative multiple basis, REITs currently trade at less than half of the S&P 500 Index.

REITs continue to become more mainstream as evidenced by their inclusion in the S&P 500 Index in 2001. This trend is expected to continue and should provide a wider universe of investors that may serve to expand multiples for the sector over time.

Very truly yours,

/s/ WILLIAM K. MORRILL, JR.
    -----------------------
    William K. Morrill, Jr.
    Co-Portfolio Manager

/s/ KEITH R. PAULEY
    -----------------------
    Keith R. Pauley
    Co-Portfolio Manager
    January 31, 2001

/s/ JAMES A. ULMER III
    -----------------------
    James A. Ulmer III
    Co-Portfolio Manager

--------------------------------------------------------------------------------

Real Estate Securities Fund
--------------------------------------------------------------------------------
PERFORMANCE COMPARISON 1

Real Estate Securities Fund--Class A Shares, Wilshire Real Estate Securities Index, S&P 500 Index and NAREIT Equity Index Growth of a $10,000 Investment (since inception)2

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

         Real Estate         Wilshire                        NAREIT
         Securities Fund--   Real Estate        S&P 500      Equity
         Class A Shares      Securities Index   Index        Index
1/3/95       10000            10000             10000        10000
1/31/95      9970             9677              10259        10247
2/28/95      10040            9980              10659        10206
3/31/95      10142            10038             10974        10203
4/30/95      10022            9962              11297        10637
5/31/95      10475            10292             11748        10806
6/30/95      10638            10469             12021        10992
7/31/95      10790            10640             12420        11124
8/31/95      10975            10770             12451        11315
9/30/95      11274            10968             12977        11073
10/31/95     10901            10621             12930        11174
11/30/95     11047            10732             13498        11784
12/31/95     11819            11355             13758        11978
1/31/96      11862            11517             14226        12118
2/29/96      12053            11744             14358        12052
3/31/96      12021            11843             14496        12113
4/30/96      11947            11906             14710        12426
5/31/96      12302            12173             15090        12588
6/30/96      12551            12408             15147        12683
7/31/96      12454            12298             14478        13182
8/31/96      12978            12821             14783        13412
9/30/96      13317            13141             15616        13810
10/31/96     13637            13497             16046        14439
11/30/96     14221            14057             17259        15940
12/31/96     15684            15558             16917        16118
1/31/97      16002            15779             17973        16085
2/28/97      15911            15793             18114        16051
3/31/97      16207            15849             17370        15609
4/30/97      15509            15337             18407        16068
5/31/97      16014            15793             19528        16849
6/30/97      16764            16574             20404        17369
7/31/97      17458            17126             22026        17328
8/31/97      17191            16999             20792        18840
9/30/97      19044            18677             21931        18331
10/31/97     18448            17881             21198        18727
11/30/97     18752            18240             22180        19169
12/31/97     19136            18647             22561        19068
1/31/98      18710            18384             22810        18743
2/28/98      18441            18151             24455        19080
3/31/98      18858            18509             25708        18458
4/30/98      18256            17925             25966        18329
5/31/98      18070            17753             25520        18205
6/30/98      17996            17659             26557        17023
7/31/98      16410            16430             26274        15417
8/31/98      14757            14724             22481        16289
9/30/98      15072            15548             23915        15988
10/31/98     14947            15334             25861        16223
11/30/98     15379            15622             27429        15814
12/31/98     15151            15398             29008        15484
1/31/99      14862            15065             30221        15120
2/28/99      14796            14946             29282        15052
3/31/99      14691            14865             30454        16480
4/30/99      16383            16449             31633        16842
5/31/99      16741            16727             30885        16570
6/30/99      16342            16444             32600        16042
7/31/99      15568            15814             31582        15838
8/31/99      15260            15577             31426        15237
9/30/99      14534            14876             30564        14862
10/31/99     14238            14599             32498        14621
11/30/99     14128            14377             33166        14853
12/31/99     14719            14910             35112        15084
1/31/00      14637            14971             33348        15133
2/29/00      14306            14685             32716        14953
3/31/00      15207            15328             35917        15445
4/30/00      16097            16420             34836        16482
5/31/00      16305            16616             34122        16645
6/30/00      17019            17176             34963        17071
7/31/00      18493            18508             34416        18564
8/31/00      17914            18044             36554        17810
9/30/00      18592            18630             34624        18377
10/31/00     17700            17821             34478        17581
11/30/00     18056            18221             31760        17807
12/31/00     19140            19488             31915        19060
1/31/01      19097            19682             33047        19259
2/28/01      18824            19272             30034        18952
3/31/01      18607            19287             28131        19136
4/30/01      19041            19748             30317        19592
5/31/01      19447            20300             30521        20067
6/30/01      20449            21389             29778        21243
7/31/01      20055            20963             29485        20181
8/31/01      20815            21695             27639        20865
9/30/01      19862            20410             25404        20029
10/31/01     19142            19645             25891        19489
11/30/01     20380            20918             27874        20533
12/31/01     20912            21524             28126        21074



                                                      CUMULATIVE TOTAL RETURNS      AVERAGE ANNUAL TOTAL RETURNS
   Periods Ended                                   1 Year    5 Years     Since      1 Year    5 Years      Since
   December 31, 2001                                               Inception 2                       Inception 2
 Real Estate Securities Fund
   Class A Shares                                   9.26%     33.34%   109.12%       9.26%      5.92%     11.13%
   Class B Shares                                   8.40%     28.43%    98.52%       8.40%      5.13%     10.30%
   Institutional Class                              9.53%       n/a     30.64%       9.53%       n/a       5.78%
----------------------------------------------------------------------------------------------------------------
 Wilshire Real Estate Securities Index 3           10.45%     38.34%   115.24%      10.45%      6.71%     11.56%
----------------------------------------------------------------------------------------------------------------
 S&P 500 Index 4                                  (11.87)%    66.26%   181.26%     (11.87)%    10.70%     15.92%
----------------------------------------------------------------------------------------------------------------
 NAREIT Equity Index 5                             13.93%     36.24%   112.42%      13.93%      6.38%     11.30%
----------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1 PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. MARKET VOLATILITY CAN SIGNIFICANTLY IMPACT SHORT-TERM PERFORMANCE. RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE FUND'S HISTORICAL PERFORMANCE. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. All performance assumes the reinvestment of dividend and capital gain distributions and excludes the impact of any sales charges. Performance figures for the classes differ because each class maintains a distinct sales charge and expense structure. Performance would have been lower during the specified periods if certain of the Fund's fees and expenses had not been waived.
2    The Fund's inception dates are: Class A Shares: January 3, 1995, Class B
     Shares: January 3, 1995, Institutional Class: March 31, 1997. Benchmark returns are for comparative purposes relative to Class A Shares and are for the periods beginning December 31, 1994.
3 The Wilshire Real Estate Securities Index is an unmanaged index of publicly traded real estate securities, such as Real Estate Investment Trusts (REITs), Real Estate Operating Companies (REOCs) and partnerships. The Index is comprised of companies whose charter is the equity ownership and operation of commercial real estate. Benchmark returns do not reflect expenses that have been deducted from the Fund's returns.
4 The S&P 500 Index is an unmanaged index that measures the performance of 500 large US companies. Benchmark returns do not reflect expenses that have been deducted from the Fund's returns.
5 The NAREIT Equity Index is a weighted index of REITs which own, or have an 'equity interest' in rental real estate (rather than making loans secured by real estate collateral). Benchmark returns do not reflect expenses that have been deducted from the Fund's returns.

--------------------------------------------------------------------------------

Real Estate Securities Fund
--------------------------------------------------------------------------------
ADDITIONAL PERFORMANCE INFORMATION

The Shareholder Letter included in this report contains statistics designed to help you evaluate the performance of your Fund's management. To further assist in this evaluation, the Securities and Exchange Commission (SEC) requires that we include, on an annual basis, a line graph comparing the performance of each of the Fund's classes to that of an appropriate market index. This graph measures the growth of a $10,000 hypothetical investment (or the Fund class' minimum initial investment if that amount exceeds $10,000) including any applicable maximum sales load, from the inception date of the respective class through the end of the most recent fiscal year. The SEC also requires that we report the total return of each class, according to a standardized formula that includes any applicable maximum sales load, for various time periods through the end of the most recent fiscal year.

Both the line graph and the SEC standardized total return figures include the impact of the 5.50% maximum initial sales charge for the Class A Shares and the contingent deferred sales charge applicable to the specified time period for the Class B Shares. Returns would be higher for Class A Shares investors who qualified for a lower initial sales charge or for Class B Shares investors who continued to hold their shares past the end of the specified time period.

While the graphs and the total return figures are required by SEC rules, such comparisons are of limited utility since the total return of the Fund's classes are adjusted for sales charges and expenses while the total return of the indices are not. In fact, if you wished to replicate the total return of these indices, you would have to purchase the securities they represent, an effort that would require a considerable amount of money and would incur expenses that are not reflected in the index results.

The SEC total return figures may differ from total return figures in the Shareholder Letter and the Performance Comparison sections because the SEC figures include the impact of sales charges while the total return figures in the other sections do not. Any performance figures shown are for the full period indicated.

--------------------------------------------------------------------------------

Real Estate Securities Fund
--------------------------------------------------------------------------------
ADDITIONAL PERFORMANCE INFORMATION1

Real Estate Securities Fund--Class A Shares, Wilshire Real Estate Securities Index, S&P 500 Index and NAREIT Equity Index Growth of a $10,000 Investment (since inception)2

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

         Real Estate         Wilshire                                  NAREIT
         Securities Fund--   Real Estate          S&P 500              Equity
         Class A Shares      Securities Index     Index                Index
1/3/95   9450                10000                10000                10000
1/31/95  9350                9677                 10259                10247
2/28/95  9520                9980                 10659                10206
3/31/95  9600                10038                10974                10203
4/30/95  9491                9962                 11297                10637
5/31/95  9692                10292                11748                10806
6/30/95  9800                10469                12021                10992
7/31/95  9976                10640                12420                11124
8/31/95  10058               10770                12451                11315
9/30/95  10264               10968                12977                11073
10/31/95 10031               10621                12930                11174
11/30/95 10201               10732                13498                11784
12/31/95 10585               11355                13758                11978
1/31/96  10700               11517                14226                12118
2/29/96  11210               11744                14358                12052
3/31/96  11390               11843                14496                12113
4/30/96  11360               11906                14710                12426
5/31/96  11290               12173                15090                12588
6/30/96  11625               12408                15147                12683
7/31/96  11861               12298                14478                13182
8/31/96  11769               12821                14783                13412
9/30/96  12264               13141                15616                13810
10/31/96 12585               13497                16046                14439
11/30/96 12887               14057                17259                15940
12/31/96 13439               15558                16917                16118
1/31/97  14821               15779                17973                16085
2/28/97  15122               15793                18114                16051
3/31/97  15036               15849                17370                15609
4/30/97  15316               15337                18407                16068
5/31/97  14656               15793                19528                16849
6/30/97  15133               16574                20404                17369
7/31/97  15842               17126                22026                17328
8/31/97  16498               16999                20792                18840
9/30/97  16245               18677                21931                18331
10/31/97 17997               17881                21198                18727
11/30/97 17433               18240                22180                19169
12/31/97 17721               18647                22561                19068
1/31/98  18084               18384                22810                18743
2/28/98  17681               18151                24455                19080
3/31/98  17427               18509                25708                18458
4/30/98  17821               17925                25966                18329
5/31/98  17252               17753                25520                18205
6/30/98  17076               17659                26557                17023
7/31/98  17006               16430                26274                15417
8/31/98  15507               14724                22481                16289
9/30/98  13945               15548                23915                15988
10/31/98 14243               15334                25861                16223
11/30/98 14125               15622                27429                15814
12/31/98 14533               15398                29008                15484
1/31/99  14318               15065                30221                15120
2/28/99  14045               14946                29282                15052
3/31/99  13982               14865                30454                16480
4/30/99  13883               16449                31633                16842
5/31/99  15482               16727                30885                16570
6/30/99  15820               16444                32600                16042
7/31/99  15443               15814                31582                15838
8/31/99  14712               15577                31426                15237
9/30/99  14421               14876                30564                14862
10/31/99 13735               14599                32498                14621
11/30/99 13455               14377                33166                14853
12/31/99 13351               14910                35112                15084
1/31/00  13909               14971                33348                15133
2/29/00  13832               14685                32716                14953
3/31/00  13519               15328                35917                15445
4/30/00  14371               16420                34836                16482
5/31/00  15212               16616                34122                16645
6/30/00  15408               17176                34963                17071
7/31/00  16083               18508                34416                18564
8/31/00  17476               18044                36554                17810
9/30/00  16929               18630                34624                18377
10/31/00 17569               17821                34478                17581
11/30/00 16727               18221                31760                17807
12/31/00 18087               19488                31915                19060
1/31/01  18047               19682                33047                19259
2/28/01  17789               19272                30034                18952
3/31/01  17584               19287                28131                19136
4/30/01  17994               19748                30317                19592
5/31/01  18377               20300                30521                20067
6/30/01  19324               21389                29778                21243
7/31/01  18952               20963                29485                20181
8/31/01  19670               21695                27639                20865
9/30/01  18770               20410                25404                20029
10/31/01 18089               19645                25891                19489
11/30/01 19259               20918                27874                20533
12/31/01 19762               21524                28126                21074


                                                         AVERAGE ANNUAL TOTAL RETURNS
 Years Ended                                          1 Year     5 Years        Since
 December 31, 2001                                                        Inception 2

 Real Estate Securities Fund--Class A Shares           3.25%       4.73%       10.23%
-------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1 PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. MARKET VOLATILITY CAN SIGNIFICANTLY IMPACT SHORT-TERM PERFORMANCE. RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE FUND'S HISTORICAL PERFORMANCE. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. All performance assumes the reinvestment of dividend and capital gain distributions and includes the Fund's maximum 5.50% sales charge. Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures for the classes differ because each class maintains a distinct sales charge and expense structure. Performance would have been lower during the specified periods if certain of the Fund's fees and expenses had not been waived.
2 The Fund's inception date is: Class A Shares: January 3, 1995. Benchmark returns are for the periods beginning December 31, 1994.
3 The Wilshire Real Estate Securities Index is an unmanaged index of publicly traded real estate securities, such as Real Estate Investment Trusts (REITs), Real Estate Operating Companies (REOCs) and partnerships. The Index is comprised of companies whose charter is the equity ownership and operation of commercial real estate.
4 The S&P 500 Index is an unmanaged index that measures the performance of 500 large US companies.
5 The NAREIT Equity Index is a weighted index of REITs which own, or have an 'equity interest' in rental real estate (rather than making loans secured by real estate collateral).

--------------------------------------------------------------------------------

Real Estate Securities Fund
--------------------------------------------------------------------------------
ADDITIONAL PERFORMANCE INFORMATION 1

Real Estate Securities Fund--Class B Shares, Wilshire Real Estate Securities Index, S&P 500 Index and NAREIT Equity Index Growth of a $10,000 Investment (since inception)2

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

         Real Estate         Wilshire                                 NAREIT
         Securities Fund--   Real Estate           S&P 500            Equity
         Class B Shares      Securities Index      Index              Index

1/3/95   10000               10000                 10000              10000
1/31/95  9970                9677                  10259              10247
2/28/95  10030               9980                  10659              10206
3/31/95  10125               10038                 10974              10203
4/30/95  9999                9962                  11297              10637
5/31/95  10446               10292                 11748              10806
6/30/95  10602               10469                 12021              10992
7/31/95  10748               10640                 12420              11124
8/31/95  10926               10770                 12451              11315
9/30/95  11218               10968                 12977              11073
10/31/95 10830               10621                 12930              11174
11/30/95 10979               10732                 13498              11784
12/31/95 11740               11355                 13758              11978
1/31/96  11776               11517                 14226              12118
2/29/96  11376               11744                 14358              12052
3/31/96  11549               11843                 14496              12113
4/30/96  11511               11906                 14710              12426
5/31/96  11431               12173                 15090              12588
6/30/96  11777               12408                 15147              12683
7/31/96  12018               12298                 14478              13182
8/31/96  11914               12821                 14783              13412
9/30/96  12427               13141                 15616              13810
10/31/96 12747               13497                 16046              14439
11/30/96 13056               14057                 17259              15940
12/31/96 13628               15558                 16917              16118
1/31/97  15057               15779                 17973              16085
2/28/97  15465               15793                 18114              16051
3/31/97  15369               15849                 17370              15609
4/30/97  15643               15337                 18407              16068
5/31/97  14947               15793                 19528              16849
6/30/97  15436               16574                 20404              17369
7/31/97  16167               17126                 22026              17328
8/31/97  16840               16999                 20792              18840
9/30/97  16565               18677                 21931              18331
10/31/97 18378               17881                 21198              18727
11/30/97 17780               18240                 22180              19169
12/31/97 18068               18647                 22561              19068
1/31/98  18421               18384                 22810              18743
2/28/98  18003               18151                 24455              19080
3/31/98  17727               18509                 25708              18458
4/30/98  18124               17925                 25966              18329
5/31/98  17522               17753                 25520              18205
6/30/98  17328               17659                 26557              17023
7/31/98  17243               16430                 26274              15417
8/31/98  15692               14724                 22481              16289
9/30/98  14075               15548                 23915              15988
10/31/98 14370               15334                 25861              16223
11/30/98 14236               15622                 27429              15814
12/31/98 14644               15398                 29008              15484
1/31/99  14410               15065                 30221              15120
2/28/99  14229               14946                 29282              15052
3/31/99  14152               14865                 30454              16480
4/30/99  14040               16449                 31633              16842
5/31/99  15687               16727                 30885              16570
6/30/99  16012               16444                 32600              16042
7/31/99  15615               15814                 31582              15838
8/31/99  14855               15577                 31426              15237
9/30/99  14547               14876                 30564              14862
10/31/99 13834               14599                 32498              14621
11/30/99 13550               14377                 33166              14853
12/31/99 13422               14910                 35112              15084
1/31/00  13995               14971                 33348              15133
2/29/00  14007               14685                 32716              14953
3/31/00  13677               15328                 35917              15445
4/30/00  14536               16420                 34836              16482
5/31/00  15384               16616                 34122              16645
6/30/00  15574               17176                 34963              17071
7/31/00  16237               18508                 34416              18564
8/31/00  17645               18044                 36554              17810
9/30/00  17092               18630                 34624              18377
10/31/00 17720               17821                 34478              17581
11/30/00 16853               18221                 31760              17807
12/31/00 18214               19488                 31915              19060
1/31/01  18248               19682                 33047              19259
2/28/01  17976               19272                 30034              18952
3/31/01  17772               19287                 28131              19136
4/30/01  18177               19748                 30317              19592
5/31/01  18541               20300                 30521              20067
6/30/01  19489               21389                 29778              21243
7/31/01  19102               20963                 29485              20181
8/31/01  19817               21695                 27639              20865
9/30/01  18897               20410                 25404              20029
10/31/01 18200               19645                 25891              19489
11/30/01 19370               20918                 27874              20533
12/31/01 19852               21524                 28126              21074



                                                  AVERAGE ANNUAL TOTAL RETURNS
 Years Ended                                     1 Year     5 Years       Since
 December 31, 2001                                                  Inception 2

 Real Estate Securities Fund--Class B Shares      3.40%       4.80%      10.30%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1 PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. MARKET VOLATILITY CAN SIGNIFICANTLY IMPACT SHORT-TERM PERFORMANCE. RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE FUND'S HISTORICAL PERFORMANCE. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. All performance assumes the reinvestment of dividend and capital gain distributions and includes the Fund's contingent deferred sales charge applicable to the specified time periods. Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The contingent deferred sales charge for Class B Shares declines over time from a maximum of 5.00% to 0% after six years. Performance figures for the classes differ because each class maintains a distinct sales charge and expense structure. Performance would have been lower during the specified periods if certain of the Fund's fees and expenses had not been waived.
2 The Fund's inception date is: Class B Shares: January 3, 1995. Benchmark returns are for the periods beginning December 31, 1994.
3 The Wilshire Real Estate Securities Index is an unmanaged index of publicly traded real estate securities, such as Real Estate Investment Trusts (REITs), Real Estate Operating Companies (REOCs) and partnerships. The Index is comprised of companies whose charter is the equity ownership and operation of commercial real estate.
4 The S&P 500 Index is an unmanaged index that measures the performance of 500 large US companies.
5 The NAREIT Equity Index is a weighted index of REITs which own, or have an 'equity interest' in rental real estate (rather than making loans secured by real estate collateral).

--------------------------------------------------------------------------------

Real Estate Securities Fund
--------------------------------------------------------------------------------
ADDITIONAL PERFORMANCE INFORMATION1

Real Estate Securities Fund--Institutional Class, Wilshire Real Estate Securities Index, S&P 500 Index and NAREIT Equity Index Growth of a $250,000 Investment (since inception)2

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

         Real Estate           Wilshire                                NAREIT
         Securities Fund--     Real Estate           S&P 500           Equity
         Institutional Class   Securities Index      Index             Index

3/31/97  250000                250000                250000            250000
4/30/97  239600                241923                264925            244302
5/31/97  247425                249118                281054            252119
6/30/97  259375                261430                293666            264221
7/31/97  270275                270136                317017            272128
8/31/97  266400                268135                299255            271583
9/30/97  295525                294613                315640            293276
10/31/97 286400                282048                305099            285802
11/30/97 291125                287707                319222            290648
12/31/97 297100                294133                324705            296370
1/31/97  290600                289985                328296            294983
2/28/98  286525                286304                351975            289977
3/31/98  293175                291950                370002            294760
4/30/98  283775                282741                373721            285285
5/31/98  280775                280037                367298            282865
6/30/98  279700                278553                382220            281102
7/31/98  255100                259170                378147            262674
8/31/98  229675                232252                323560            235495
9/30/98  234600                245254                344197            250443
10/31/98 232725                241874                372202            243623
11/30/98 239450                246411                394777            248057
12/31/98 235800                242892                417501            240585
1/31/99  231400                237626                434959            235801
2/28/99  230450                235749                421441            229470
3/31/99  228675                234478                438316            228318
4/30/99  255250                259460                455276            250487
5/31/99  260850                263854                444521            255999
6/30/99  254725                259382                469195            252476
7/31/99  242600                249448                454545            243210
8/31/99  237900                245713                452296            237901
9/30/99  226725                234655                439896            229047
10/31/99 222200                230281                467734            223137
11/30/99 220350                226786                477345            218447
12/31/99 229750                235189                505353            225005
1/31/00  228750                236155                479959            225769
2/28/00  223475                231632                470874            222823
3/31/00  237675                241780                516939            230046
4/30/00  251525                259011                501386            245198
5/31/00  254775                262104                491099            247764
6/30/00  266325                270938                503207            254338
7/31/00  289400                291939                495339            275950
8/31/00  280500                284628                526107            265007
9/30/00  291050                293871                498332            273529
10/31/00 277300                281103                496225            261801
11/30/00 281325                287412                457103            264918
12/31/00 298175                307402                459340            283259
1/31/01  297550                310467                475637            287373
2/28/01  293175                303998                432268            283650
3/31/01  290075                304233                404884            286233
4/30/01  296875                311500                436347            293760
5/31/01  303000                320209                439271            301202
6/30/01  318825                337394                428580            318811
7/31/01  312550                330661                424361            313297
8/31/01  324625                342212                397792            323909
9/30/01  309875                321936                365634            310927
10/31/01 298775                309883                372638            302550
11/30/01 318050                329955                401182            318746
12/31/01 326600                339512                404806            327159


                                                   AVERAGE ANNUAL TOTAL RETURNS
   Years Ended                                              1 Year        Since
   December 31, 2001                                                Inception 2

 Real Estate Securities Fund--Institutional Class             9.53%       5.78%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1 PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. MARKET VOLATILITY CAN SIGNIFICANTLY IMPACT SHORT-TERM PERFORMANCE. RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE FUND'S HISTORICAL PERFORMANCE. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. All performance assumes the reinvestment of dividend and capital gain distributions. Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures for the classes differ because each class maintains a distinct sales charge and expense structure. Performance would have been lower during the specified periods if certain of the Fund's fees and expenses had not been waived.
2 The Fund's inception date is: Institutional Class: March 31, 1997. Benchmark returns are for the periods beginning March 31, 1997.
3 The Wilshire Real Estate Securities Index is an unmanaged index of publicly traded real estate securities, such as Real Estate Investment Trusts (REITs), Real Estate Operating Companies (REOCs) and partnerships. The Index is comprised of companies whose charter is the equity ownership and operation of commercial real estate.
4 The S&P 500 Index is an unmanaged index that measures the performance of 500 large US companies.
5 The NAREIT Equity Index is a weighted index of REITs which own, or have an 'equity interest' in rental real estate (rather than making loans secured by real estate collateral).

--------------------------------------------------------------------------------

Real Estate Securities Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS December 31, 2001

                                                                                         PERCENT      UNREALIZED
                                                           MARKET         MARKET          OF NET            GAIN
      SHARES  SECURITY                                      PRICE          VALUE          ASSETS          (LOSS)
              COMMON STOCKS--98.12%
              APARTMENTS--24.85%
      25,600  Apartment Investment & Management Co. ...... $45.73      $1,170,688           4.58%      $ 290,225
      37,400  Archstone-Smith Trust ......................  26.30         983,620           3.85          43,227
      37,485  Avalon Bay Communities, Inc. ...............  47.31       1,773,415           6.94         220,026
      24,300  BRE Properties, Inc. .......................  30.96         752,328           2.94         (10,459)
       6,504  Camden Property Trust ......................  36.70         238,697           0.93          39,335
      36,500  Equity Residential Properties Trust ........  28.71       1,047,915           4.10         195,751
       7,800  Essex Property Trust, Inc. .................  49.41         385,398           1.51          (5,263)
                                                                       ----------         ------       ---------
                                                                        6,352,061          24.85         772,842
                                                                       ----------         ------       ---------
              DIVERSIFIED/OTHER--8.99%
      50,000  Beacon Capital Partners 3,4 ................   3.56         178,000           0.70        (113,055)
      21,600  Catellus Development Corp.1 ................  18.40         397,440           1.55          23,173
      12,400  Frontline Capital 1 ........................   0.11           1,364           0.01        (187,518)
      20,000  iStar Financial ............................  24.95         499,000           1.95          41,700
      29,400  Vornado Realty Trust .......................  41.60       1,223,040           4.78         247,487
                                                                       ----------         ------       ---------
                                                                        2,298,844           8.99          11,787
                                                                       ----------         ------       ---------
              HOSPITALITY--7.56%
      37,600  Host Marriott Corp. ........................   9.00         338,400           1.32        (138,216)
      15,000  Lasalle Hotel Properties ...................  11.74         176,100           0.69         (75,900)
      14,300  MeriStar Hospitality Corp. .................  14.20         203,060           0.80          19,251
      40,700  Starwood Hotels & Resorts ..................  29.85       1,214,895           4.75          33,127
                                                                       ----------         ------       ---------
                                                                        1,932,455           7.56        (161,738)
                                                                       ----------         ------       ---------
              MOBILE HOMES--1.47%
      10,100  Sun Communities, Inc. ......................  37.25         376,225           1.47          19,647
                                                                       ----------         ------       ---------
                                                                          376,225           1.47          19,647
                                                                       ----------         ------       ---------
              OFFICE/INDUSTRIAL--36.52%
      34,100  AMB Property Corp. .........................  26.00         886,600           3.47          46,035
      46,100  Boston Properties, Inc. ....................  38.00       1,751,800           6.85          33,745
      41,876  Duke Realty Investments, Inc. ..............  24.33       1,018,843           3.98         108,459
      89,004  Equity Office Properties Trust .............  30.08       2,677,227          10.47         314,796
      21,300  Kilroy Realty Corp. ........................  26.27         559,551           2.19          24,857
      48,700  Prologis Trust .............................  21.51       1,047,537           4.10         (69,758)
      12,400  PS Business Parks, Inc. ....................  31.50         390,600           1.53          68,730
      32,100  Reckson Associates Realty Corp. ............  23.36         749,856           2.93          31,271
       8,300  SL Green Realty Corp. ......................  30.71         254,893           1.00          37,910
                                                                       ----------         ------       ---------
                                                                        9,336,907          36.52         596,045
                                                                       ----------         ------       ---------
              REGIONAL MALLS--10.09%
      16,600  General Growth Properties, Inc .............  38.80         644,080           2.52          39,395
      34,300  Simon Property Group, Inc. .................  29.33       1,006,019           3.93         103,679
      27,700  Taubman Centers, Inc. ......................  14.85         411,345           1.61          36,652
      17,700  The Rouse Company ..........................  29.29         518,433           2.03          37,860
                                                                       ----------         ------       ---------
                                                                        2,579,877          10.09         217,586
                                                                       ----------         ------       ---------

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Real Estate Securities Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS December 31, 2001


   PRINCIPAL                                                                             PERCENT      UNREALIZED
     AMOUNT/                                               MARKET         MARKET          OF NET            GAIN
      SHARES  SECURITY                                      PRICE          VALUE          ASSETS           (LOSS)
              RETAIL--3.65%
       8,400  Federal Realty Investment Trust ............ $23.00      $  193,200           0.76%      $  18,685
      11,100  Kimco Realty Corp. .........................  32.69         362,859           1.42          56,277
      13,100  Pan Pacific Retail Properties, Inc. ........  28.72         376,232           1.47         103,490
                                                                       ----------         ------       ---------
                                                                          932,291           3.65         178,452
                                                                       ----------         ------       ---------
              SELF STORAGE--4.99%
      29,100  Public Storage, Inc. .......................  33.40         971,940           3.80         180,060
       9,500  Shurgard Storage Centers, Inc.--Class A ....  32.00         304,000           1.19           9,670
                                                                       ----------         ------       ---------
                                                                        1,275,940           4.99         189,730
                                                                       ----------         ------       ---------
TOTAL COMMON STOCKS
   (Cost $23,260,249) ................................................ 25,084,600          98.12       1,824,351
                                                                       ----------         ------       ---------
              REPURCHASE AGREEMENT--1.46%
     374,000  Goldman Sachs & Co., dated 12/31/01, 1.60%, principal and interest in the amount of $374,033 due 1/2/02,
                 collateralized by US Treasury Bond, par value of
                 $348,000, coupon rate 6.375%, due 8/15/27
                 with a market value of $381,604. ...................     374,000           1.46
                                                                       ----------         ------
TOTAL INVESTMENTS
   (Cost $23,634,249)2 .............................................. $25,458,600          99.58%
OTHER ASSETS IN EXCESS OF LIABILITIES ...............................     107,028           0.42
                                                                       ----------         ------
NET ASSETS .......................................................... $25,565,628         100.00%
                                                                      ===========         ======

--------------------------------------------------------------------------------
1    Non-income producing security.
2    Aggregate cost for federal tax purposes was $23,441,412.
3    Fair valued security.
4    Illiquid security.

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Real Estate Securities Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES

                                                              DECEMBER 31, 2001

ASSETS
   Investments, at value (cost $23,634,249) ....................   $ 25,458,600
   Cash ........................................................            655
   Receivable for capital shares sold ..........................         23,583
   Dividend and interest receivable ............................        139,760
   Prepaid expenses and other ..................................         13,657
                                                                   ------------
Total assets ...................................................     25,636,255
                                                                   ------------
LIABILITIES
   Payable for capital shares redeemed .........................         14,901
   Advisory fees payable .......................................          9,574
   Transfer agent fees payable .................................          8,365
   Custody fees payable ........................................          4,003
   Accounting fees payable .....................................          2,331
   Accrued expenses and other ..................................         31,453
                                                                   ------------
Total liabilities ..............................................         70,627
                                                                   ------------
NET ASSETS .....................................................   $ 25,565,628
                                                                   ------------
                                                                   ------------
COMPOSITION OF NET ASSETS
   Paid-in capital .............................................   $ 25,607,120
   Undistributed net investment income .........................         32,794
   Accumulated net realized loss from investment transactions ..     (1,898,637)
   Net unrealized appreciation on investments ..................      1,824,351
                                                                   ------------
NET ASSETS .....................................................   $ 25,565,628
                                                                   ------------
                                                                   ------------
NET ASSET VALUE PER SHARE
   Class A Shares 1 ............................................   $      14.14
                                                                   ------------
                                                                   ------------
   Class B Shares 2 ............................................   $      14.09
                                                                   ------------
                                                                   ------------
   Institutional Class 3 .......................................   $      14.22
                                                                   ============

--------------------------------------------------------------------------------
1 Net asset value and redemption price per share (based on net assets of $19,794,046 and 1,399,813 shares outstanding). Maximum offering price per share was $14.96 ($14.14 / 0.945). Maximum offering price per share reflects the effect of the 5.50% front-end sales charge.
2 Net asset value and offering price per share (based on net assets of $5,734,971 and 406,909 shares outstanding). Redemption value is $13.39 following a 5.00% maximum contingent deferred sales charge.
3 Net asset value per share (based on net assets of $36,611 and 2,575 shares outstanding).

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Real Estate Securities Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS

                                                                FOR THE YEAR ENDED
                                                                 DECEMBER 31, 2001
INVESTMENT INCOME
   Dividends .......................................................   $ 1,583,774
   Interest ........................................................        10,492
                                                                       -----------
Total income .......................................................     1,594,266
                                                                       -----------
EXPENSES
   Investment advisory fees ........................................       172,464
   Distribution fees:
     Class A Shares ................................................        50,829
     Class B Shares ................................................        61,707
   Professional fees ...............................................        65,181
   Transfer agent fees .............................................        45,450
   Registration fees ...............................................        35,669
   Accounting fees .................................................        28,225
   Printing and shareholder reports ................................        27,332
   Custody fees ....................................................         7,486
   Directors' fees .................................................           794
   Miscellaneous ...................................................         3,986
                                                                       -----------
Total expenses .....................................................       499,123
Less: fee waivers and/or expense reimbursements ....................      (122,554)
                                                                       -----------
Net Expenses .......................................................       376,569
                                                                       -----------
NET INVESTMENT INCOME ..............................................     1,217,697
                                                                       -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain from investment transactions ..................     1,339,444
   Net change in unrealized appreciation/depreciation on investments      (311,565)
                                                                       -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS ....................     1,027,879
                                                                       -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS .........................   $ 2,245,576
                                                                       ===========

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Real Estate Securities Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                            FOR THE YEARS ENDED DECEMBER 31,
                                                                        2001            2000
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net investment income ....................................   $  1,217,697    $  1,384,958
   Net realized gain (loss) from investment transactions ....      1,339,444      (2,759,485)
   Net change in unrealized appreciation/
     depreciation on investments ............................       (311,565)      8,133,796
                                                                ------------    ------------
Net increase in net assets from operations ..................      2,245,576       6,759,269
                                                                ------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income
     Class A Shares .........................................       (724,911)       (797,526)
     Class B Shares .........................................       (181,888)       (160,753)
     Institutional Class ....................................         (1,149)        (23,310)
   Net realized gain
     Class A Shares .........................................           --           (30,983)
     Class B Shares .........................................           --            (7,175)
     Institutional Class ....................................           --              (878)
                                                                ------------    ------------
Total distributions .........................................       (907,948)     (1,020,625)
                                                                ------------    ------------
CAPITAL SHARE TRANSACTIONS
   Net proceeds from sale of shares .........................      3,741,533       6,125,513
   Net dividend reinvestments ...............................        729,117         857,851
   Net cost of shares redeemed ..............................     (8,387,434)    (10,336,219)
                                                                ------------    ------------
   Net decrease in net assets from capital share transactions     (3,916,784)     (3,352,855)
                                                                ------------    ------------
Total increase (decrease) in net assets .....................     (2,579,156)      2,385,789
NET ASSETS
   Beginning of year ........................................     28,144,784      25,758,995
                                                                ------------    ------------
   End of year (including undistributed net investment
      income of $32,794 and $0, respectively) ...............   $ 25,565,628    $ 28,144,784
                                                                ============    ============

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Real Estate Securities Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

 CLASS A SHARES

                                                                                   FOR THE YEARS ENDED DECEMBER 31,
                                                         2001          2000         1999         1998          1997
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF YEAR .................. $ 13.43       $ 10.74      $ 11.64      $ 15.78       $ 13.89
                                                      -------       -------      -------      -------       -------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income ............................    0.65          0.64         0.53         0.58          0.52
   Net realized and unrealized gain (loss)
     on investments .................................    0.54          2.53        (0.85)       (3.79)         2.44
                                                      -------       -------      -------      -------       -------
Total from investment operations ....................    1.19          3.17        (0.32)       (3.21)         2.96
                                                      -------       -------      -------      -------       -------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income ............................   (0.48)        (0.46)       (0.44)       (0.46)        (0.60)
   Net realized capital gains .......................   --            (0.02)       (0.14)       (0.43)        (0.47)
   Return of capital ................................   --            --           --           (0.04)        --
                                                      -------       -------      -------      -------       -------
Total distributions .................................   (0.48)        (0.48)       (0.58)       (0.93)        (1.07)
                                                      -------       -------      -------      -------       -------
NET ASSET VALUE, END OF YEAR ........................ $ 14.14       $ 13.43      $ 10.74      $ 11.64       $ 15.78
                                                      =======       =======      =======      =======       -------
TOTAL INVESTMENT RETURN 1 ...........................    9.26%        30.04%       (2.85)%     (20.82)%       22.01%
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of year
     (000s omitted) ................................. $19,794       $21,343      $20,449      $33,239       $41,773
   Ratios to average net assets:
     Net investment income ..........................    4.74%         5.42%        4.67%        4.28%         3.87%
     Expenses after waivers
        and/or reimbursements .......................    1.25%         1.25%2       1.25%        1.25%         1.25%
     Expenses before waivers
        and/or reimbursements .......................    1.71%         1.78%2       1.86%        1.55%         1.58%
   Portfolio turnover rate ..........................      38%           39%           7%          24%           35%

--------------------------------------------------------------------------------
1    Total return excludes the effect of sales charge.
2    This ratio excludes custody credits.

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Real Estate Securities Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

 CLASS B SHARES

                                                                                   FOR THE YEARS ENDED DECEMBER 31,
                                                         2001          2000         1999         1998          1997
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF YEAR ..................  $13.40        $10.72       $11.60       $15.71        $13.84
                                                       ------        ------       ------       ------        ------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income ............................    0.57          0.53         0.43         0.47          0.42
   Net realized and unrealized gain
     (loss) on investments ..........................    0.51          2.54        (0.83)       (3.77)         2.42
                                                       ------        ------       ------       ------        ------
Total from investment operations ....................    1.08          3.07        (0.40)       (3.30)         2.84
                                                       ------        ------       ------       ------        ------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income ............................   (0.39)        (0.37)       (0.34)       (0.34)        (0.50)
   Net realized capital gains .......................   --            (0.02)       (0.14)       (0.43)        (0.47)
   Return of capital ................................   --            --           --           (0.04)        --
                                                       ------        ------       ------       ------        ------
Total distributions .................................   (0.39)        (0.39)       (0.48)       (0.81)        (0.97)
                                                       ------        ------       ------       ------        ------
NET ASSET VALUE, END OF YEAR ........................  $14.09        $13.40       $10.72       $11.60        $15.71
                                                       ------        ------       ------       ------        ------
TOTAL INVESTMENT RETURN 1 ...........................    8.40%        29.01%       (3.50)%     (21.39)%       21.11%
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of year
     (000s omitted) .................................  $5,735        $6,771       $4,725       $7,641        $9,799
   Ratios to average net assets:
     Net investment income ..........................    4.11%         4.72%        3.89%        3.48%         3.12%
     Expenses after waivers
        and/or reimbursements .......................    2.00%         2.00%2       2.00%        2.00%         2.00%
     Expenses before waivers
        and/or reimbursements .......................    2.46%         2.53%2       2.61%        2.30%         2.33%
   Portfolio turnover rate ..........................      38%           39%           7%          24%           35%

--------------------------------------------------------------------------------

1    Total return excludes the effect of sales charge.
2    This ratio excludes custody credits.

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Real Estate Securities Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS


 INSTITUTIONAL CLASS                                                                                 FOR THE PERIOD
                                                                                                   MARCH 31, 1997 1
                                                                                                            THROUGH
                                                               FOR THE YEARS ENDED DECEMBER 31,        DECEMBER 31,
                                              2001          2000           1999            1998                1997
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE,
   BEGINNING OF PERIOD .................... $13.50        $10.84         $11.74          $15.91              $14.19
                                            ------        ------         ------          ------              ------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income ..................   0.74          0.63 2         0.58            0.58                0.47
   Net realized and unrealized gain
     (loss) on investments ................   0.49          2.54          (0.87)          (3.78)               2.14
                                            ------        ------         ------          ------              ------
Total from investment
   operations .............................   1.23          3.17          (0.29)          (3.20)               2.61
                                            ------        ------         ------          ------              ------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income ..................  (0.51)        (0.49)         (0.47)          (0.50)              (0.42)
   Net realized capital gains .............  --            (0.02)         (0.14)          (0.43)              (0.47)
   Return of capital ......................  --            --             --              (0.04)              --
                                            ------        ------         ------          ------              ------
Total distributions .......................  (0.51)        (0.51)         (0.61)          (0.97)              (0.89)
                                            ------        ------         ------          ------              ------
NET ASSET VALUE,
   END OF PERIOD .......................... $14.22        $13.50         $10.84          $11.74              $15.91
                                            ======        ======         ======          ======              ======
TOTAL INVESTMENT RETURN ...................   9.53%        29.79%         (2.56)%        (20.64)%             18.84%
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period
     (000s omitted) .......................  $  37         $  30         $  585          $  582              $  288
   Ratios to average net assets:
     Net investment income ................   5.66%         5.37%          5.18%           4.73%               4.30%3
     Expenses after waivers
        and/or reimbursements .............   1.00%         1.00%4         1.00%           1.00%               1.00%3
     Expenses before waivers
        and/or reimbursements .............   1.46%         1.53%4         1.61%           1.28%               1.39%3
   Portfolio turnover rate ................     38%           39%             7%             24%                 35%

--------------------------------------------------------------------------------
1    Commencement of operations.
2 Per share net investment income is calculated using the average shares method for the fiscal year 2000.
3    Annualized.
4    This ratio excludes custody credits.


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Real Estate Securities Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
A.  ORGANIZATION
Real Estate Securities Fund, Inc. (the 'Fund') is registered under the Investment Company Act of 1940 (the 'Act'), as amended, as a diversified, open-end management investment company. The Fund is organized as a corporation under the laws of the state of Maryland.

The Fund offers three classes of shares to investors. The Class A Shares have a maximum front-end sales charge of 5.50%. The Class B Shares have a maximum contingent deferred sales charge of 5.00%. The Institutional Class Shares have no sales charge. All shares have equal rights with respect to voting except that shareholders vote separately on matters affecting their rights as holders of a particular series or class.

The investment objective of the Fund is to seek total return primarily through investments in common stocks of companies that are principally engaged in the real estate industry inside the US. Details concerning the Fund's investment objective and policies and the risk factors associated with the Fund's investments are described in the Fund's Prospectus and Statement of Additional Information.

B.  VALUATION OF SECURITIES
The Fund values its investments at market value.

When valuing listed equity securities, the Fund uses the last sale price prior to the calculation of the Fund's net asset value. When valuing equity securities that are not listed or that are listed but have not traded, the Fund uses the bid price in the over-the-counter market.

When valuing fixed income securities, the Fund uses the last bid price prior to the calculation of the Fund's net asset value. If a current bid price is not available, the Fund uses the mean between the latest quoted bid and asked prices. When valuing short-term securities that mature within sixty days, the Fund uses amortized cost.

When valuing securities for which market quotations are not readily available or for which the market quotations that are available are considered unreliable, the Fund determines a fair value in good faith under procedures established by and under the general supervision of the Board. The Fund may use these procedures to establish the fair value of securities when, for example, a significant event occurs between the time the market closes and the time the Fund values its investments. After consideration of various factors, the Fund may value the securities at their last reported price or at fair value. On December 31, 2001 the Fund fair valued one security representing 0.7% of the net assets of the Fund.

C.  SECURITIES TRANSACTIONS,
    INVESTMENT INCOME AND OTHER
Securities transactions are recorded on trade date. Realized gains and losses are determined by comparing the proceeds of a sale or the cost of a purchase with a specific offsetting transaction.

Dividend income is recorded on the ex-dividend date. Estimated expenses are accrued daily.

Distribution or service fees specifically attributable to a class are allocated to that class. All other expenses, income, gains and losses are allocated among the classes based upon their relative net assets.

D.  DISTRIBUTIONS
The Fund pays monthly dividends from its net investment income and makes annual distributions of any net realized capital gains to the extent they exceed capital loss carryforwards. The Fund records dividends and distributions on its books on the ex-dividend date.

E.  FEDERAL INCOME TAXES
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income taxes have been accrued.

--------------------------------------------------------------------------------

Real Estate Securities Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

F.  REPURCHASE AGREEMENTS
The Fund may make short term investments in repurchase agreements that are fully collateralized by US government securities. Under the terms of a repurchase agreement, a financial institution sells fixed income securities to the Fund and agrees to buy them back on a specified day in return for the principal amount of the original sale plus accrued interest. The custodial bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Fund has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Fund's claims on the collateral may be subject to legal proceedings.

G.  ESTIMATES
In preparing its financial statements in conformity with accounting principles generally accepted in the United States, management makes estimates and assumptions. Actual results may be different.

NOTE 2--FEES AND TRANSACTIONS
        WITH AFFILIATES
Investment Company Capital Corp. ('ICCC'), an indirect, wholly owned subsidiary of Deutsche Bank AG, is the Fund's Advisor. The Fund pays the Advisor an annual fee based on its average daily net assets which is calculated daily and paid monthly at the following annual rates: 0.65% of the first $100 million, 0.55% of the next $100 million, 0.50% of the next $100 million and 0.45% of the amount in excess of $300 million.

LaSalle Investment Management (Securities), L.P. is the Fund's Sub-Advisor. The Sub-Advisor is paid by the Advisor.

The Advisor has contractually agreed to waive its fees and/or reimburse expenses of the Fund through April 30, 2002, to the extent necessary, to limit all expenses as follows: Class A Shares' to 1.25% of the average daily net assets of the class, Class B Shares' to 2.00% of the average daily net assets of the class and Institutional Class' to 1.00% of the average daily net assets of the class.

ICCC is the Fund's accounting and transfer agent. The Fund pays the accounting agent an annual fee based on its average daily net assets which is calculated daily and paid monthly. The Fund pays the transfer agent a per account fee which is accrued daily and paid monthly.

Bankers Trust Company, an affiliate of ICCC, is the Fund's custodian. The Fund pays the custodian an annual fee.

Certain officers and directors of the Fund are also officers or directors of ICCC or affiliated with Deutsche Bank AG. These persons are not paid by the Fund for serving in these capacities.

The Fund participates with other funds in a retirement plan for eligible Directors (the Plan). Two retired directors receive benefits under the provisions of the Plan. On February 12, 2001 the Fund's current Directors, who had previously also participated in the Plan, voted to terminate the participation of current and future directors effective December 31, 2000. In connection with this termination, the Fund paid the current Directors their share of the accrued benefits, either in cash or in a transfer into the Director's Deferred Compensation Plan, which amounted to $1,471 for the year ended December 31, 2001.

NOTE 3--OTHER FEES
ICC Distributors, Inc. is the Fund's Distributor. The Fund pays the Distributor an annual fee, pursuant to Rule 12b-1, based on its average daily net assets, which is calculated daily and paid monthly at the following annual rates: 0.25% of the Class A Shares' average daily net assets and 0.75% of the Class B Shares' average daily net assets. The Fund also pays the Distributor a shareholder servicing fee based on the average daily net assets of the Class B Shares which is calculated daily and paid monthly at the annual rate of 0.25%. The Fund does not pay fees on the Institutional Class.

--------------------------------------------------------------------------------

Real Estate Securities Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

NOTE 4--CAPITAL SHARE TRANSACTIONS
The Fund is authorized to issue up to 30 million shares of $.001 par value capital stock (7 million Class A Shares, 2 million Class B Shares, 15 million Class C Shares, 5 million Institutional Class Shares and 1 million undesignated). Transactions in capital shares were as follows:

                                                   Class A Shares
               --------------------------------------------------
                    For the Year Ended         For the Year Ended
                     December 31, 2001          December 31, 2000
               -----------------------    -----------------------
                 Shares         Amount      Shares         Amount
               --------    -----------    --------    -----------
Sold            151,067    $ 2,231,043     298,813    $ 3,743,291
Reinvested       44,580        600,718      59,887        703,132
Redeemed       (385,176)    (5,390,776)   (673,316)    (8,039,286)
               --------    -----------    --------    -----------
Net decrease   (189,529)   $(2,559,015)   (314,616)   $(3,592,863)
               ========    ===========    ========    ===========

                                                   Class B Shares
               --------------------------------------------------
                    For the Year Ended         For the Year Ended
                     December 31, 2001          December 31, 2000
               -----------------------    -----------------------
                 Shares         Amount      Shares         Amount
               --------    -----------    --------    -----------
Sold            109,178    $ 1,505,789     194,092    $ 2,378,917
Reinvested        9,558        128,399      11,282        133,040
Redeemed       (217,229)    (2,996,335)   (140,866)    (1,617,968)
               --------    -----------    --------    -----------
Net increase
  (decrease)    (98,493)   $(1,362,147)     64,508    $   893,989
               ========    ===========    ========    ===========


                                              Institutional Class
               --------------------------------------------------
                    For the Year Ended         For the Year Ended
                     December 31, 2001          December 31, 2000
               -----------------------    -----------------------
                 Shares         Amount      Shares         Amount
               --------    -----------    --------    -----------
Sold                320         $4,701         297       $  3,305
Reinvested           --             --       1,829         21,679
Redeemed             --           (323)    (53,807)      (678,965)
                  -----         ------     -------      ---------
Net increase
  (decrease)        320         $4,378     (51,681)     $(653,981)
                  =====         ======     =======      =========

NOTE 5--FEDERAL INCOME TAX AND
        INVESTMENT TRANSACTIONS

At December 31, 2001, capital contributions, accumulated undistributed net investment income, and accumulated net realized gain (loss) from investments have been adjusted for current period permanent book/tax differences which arose principally from reclassification of REIT dividends and REIT return of capital adjustments. These reclassifications resulted in the following increases/(decreases) in the components of net assets:

                       Undistributed
                        Net Realized            Paid-in
Undistributed NII        Gain/(Loss)            Capital
-----------------      -------------           --------
       $(276,955)           $172,055           $104,900

At December 31, 2001, the net unrealized appreciation from investments for those securities having an excess of value over cost and net unrealized depreciation from investments for those securities having an excess of cost over value (based on cost for federal income tax purposes) was $2,603,094 and $585,906, respectively. The difference between book basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales and REIT return of capital.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Distributions during the year ended December 31, 2001 were characterized as follows for tax purposes:

Ordinary income                               $907,948

At December 31, 2001, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income              $    32,794
Capital loss carryovers                    $(2,091,475)
Unrealized appreciation/(depreciation)     $ 2,017,188

At December 31, 2001, the Portfolio had capital loss carryovers available as a reduction against future net realized capital gains consisted of $2,091,475, all of which expires in 2008.

The aggregate cost of purchases and proceeds from sales of investments, other than US Government and short-term obligations, for the year ended December 31, 2001, were $9,123,878 and $12,249,018, respectively.

NOTE 6--CONCENTRATION OF OWNERSHIP
From time to time the Fund may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

At December 31, 2001 there were 3 shareholders who held 14% of the outstanding shares of the Fund.

--------------------------------------------------------------------------------

Real Estate Securities Fund
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholders of Real Estate Securities Fund, Inc.



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, the related statements of operations and of changes in net assets and the financial highlights presents fairly, in all material respects, the financial position of Real Estate Securities Fund, Inc. (the 'Fund') at December 31, 2001, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal years presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as 'financial statements') are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Baltimore, Maryland
February 1, 2002

--------------------------------------------------------------------------------

Real Estate Securities Fund
--------------------------------------------------------------------------------
FUND DIRECTORS

   NAME, BIRTH DATE AND
   POSITION WITH THE FUND 1

   BUSINESS EXPERIENCE AND
   DIRECTORSHIPS DURING THE PAST 5 YEARS

   NUMBER OF FUNDS
   IN THE FUND
   COMPLEX OVERSEEN
   BY DIRECTOR 2

  INDEPENDENT DIRECTORS

Richard R. Burt
February 3, 1947
Director since 1999.

Chairman, IEP Advisors, Inc. (July 1998 to present); Chairman of the Board, Weirton Steel Corporation (April 1996 to present); Member of the Board, Archer Daniels Midland Company (agribusiness operations) (October 1996 to present), Hollinger International, Inc. (publishing) (1995 to present), Homestake Mining (mining and exploration) (1998 to February 2001), HCL Technologies (information technology) (April 1999 to present) and Anchor Gaming (gaming software and equipment) (March 1999 to present); Director, Brinson Mutual Funds (formerly known as Mitchell Hutchins family of funds) (registered investment companies) (1995 to present); and Member, Textron Corporation International Advisory Council (July 1996 to present). Formerly, Partner, McKinsey & Company (consulting), (1991 to 1994); US Chief Negotiator in Strategic Arms Reduction Talks (START) with former Soviet Union and US Ambassador to the Federal Republic of Germany, (1985 to 1991).

25



Joseph R. Hardiman
May 27, 1937
Director since 1998.


Private Equity Investor (1997 to present); Director, Soundview Technology Group Inc. (investment banking) (July 1998 to present), Corvis Corporation, (optical networks) (July 2000 to present), The Nevis Fund (registered investment company) (July 1999 to present), Brown Investment Advisory & Trust Company (February 2001 to present), and ISI Family of Funds (registered investment companies) (March 1998 to present). Formerly, Director, Circon Corp. (medical instruments), (November 1998 to January 1999); President and Chief Executive Officer, The National Association of Securities Dealers, Inc. and The NASDAQ Stock Market, Inc., (1987 to 1997); Director, Flag Investors Emerging Growth Fund, Inc. (now known as Emerging Growth Fund, Inc.) and Flag Investors Short-Intermediate Income Fund, Inc. (now known as Short-Intermediate Income Fund, Inc.) (registered investment companies), (resigned 2000); Chief Operating Officer of Alex. Brown & Sons Incorporated (Deutsche Banc Alex. Brown Inc.), (1985 to
1987); General Partner, Alex. Brown & Sons Incorporated (Deutsche Banc Alex. Brown Inc.), (1976 to 1985).

23



Louis E. Levy
November 16, 1932
Director since 1994.

Director, Household International (banking and finance) (1992 to present) and ISI Family of Funds (registered investment companies) (1994 to present). Formerly, Chairman of the Quality Control Inquiry Committee, American Institute of Certified Public Accountants, (1992 to 1998); Trustee, Merrill Lynch Funds for Institutions, (1991 to 1993); Adjunct Professor, Columbia University-Graduate School of Business, (1991 to 1992); Director, Kimberly-Clark Corporation, (personal consumer products), (retired 2000); and Partner, KPMG Peat Marwick, (retired 1990).

--------------------------------------------------------------------------------

Real Estate Securities Fund
--------------------------------------------------------------------------------
FUND DIRECTORS

   NAME, BIRTH DATE AND
   POSITION WITH THE FUND 1

   BUSINESS EXPERIENCE AND
   DIRECTORSHIPS DURING THE PAST 5 YEARS

   NUMBER OF FUNDS
   IN THE FUND
   COMPLEX OVERSEEN
   BY DIRECTOR 2


  INDEPENDENT DIRECTORS

Eugene J. McDonald
July 14, 1932
Director since 1994.

Executive Vice President, Investment Counsel, Duke University (September 2000 to present); Director, Victory Funds (registered investment companies) (April 1993 to present); Lead Director, National Commerce Bank Corporation (NCBC) (banking) (July 2000 to present); Principal and Chief Investment Officer, Quellos Private Capital Markets, LLC (investments) (September 2001 to present); Director, Red Hat, Inc. (July 2000 to present); and Director, Incara Pharmaceuticals (June 2001 to present). Formerly, Chairman, Winston Hedged Equity Group (July 2000 to August 2001); Executive Vice Chairman and Director, Central Carolina Bank & Trust (banking) (January 1998 to July 2000); Director, AMBAC Treasurers Trust (registered investment company) (July 1996 to August 1997), DP Mann Holdings (insurance) (December 1996 to December 1998) and ISI Family of Funds (registered investment companies) (1992 to 1999); President, Duke Management Company (investments) (July 1990 to September 1990); Executive Vice President, Duke University (education, research and health care) (July 1984 to September 2000).

25



Rebecca W. Rimel
April 10, 1951
Director since 1995.

President and Chief Executive Officer, The Pew Charitable Trusts (charitable foundation) (1994 to present); and Director and Executive Vice President, The Glenmede Trust Company (investment trust and wealth management) (1994 to present). Formerly, Executive Director, The Pew Charitable Trusts (1988 to 1994) and Director, ISI Family of Funds (registered investment companies) (1997 to
1999).

25



Carl W. Vogt
April 20, 1936
Director since 2000.

Senior Partner, Fulbright & Jaworski, L.L.P (law); Director, Yellow Corporation (trucking) (1996 to present), American Science & Engineering (x-ray detection equipment) (1997 to present), and ISI Family of Funds (registered investment companies) (1999 to present). Formerly, Chairman and Member, National Transportation Safety Board (1992 to 1994); Director, National Railroad Passenger Corporation (Amtrak) (1991 to 1992); Member, Aviation System Capacity Advisory Committee (Federal Aviation Administration); President (interim) of Williams College (1999 to 2000) and President, certain funds in the Deutsche Asset Management Family of Funds (formerly, Flag Investors Family of Funds) (registered investment companies) (1999 to 2000).

--------------------------------------------------------------------------------

Real Estate Securities Fund
--------------------------------------------------------------------------------
FUND DIRECTORS

   NAME, BIRTH DATE AND
   POSITION WITH THE FUND 1

   BUSINESS EXPERIENCE AND
   DIRECTORSHIPS DURING THE PAST 5 YEARS

   NUMBER OF FUNDS
   IN THE FUND
   COMPLEX OVERSEEN
   BY DIRECTOR 2


  INDEPENDENT DIRECTORS

Robert H. Wadsworth
January 29, 1940
Director since 1999.

President, Robert H. Wadsworth Associates, Inc. (consulting firm) (1982 to present), President and Trustee, Trust for Investment Managers (registered investment company) (1999 to present), Director, The Germany Fund Inc. (1986 to present), The New Germany Fund, Inc. (1992 to present) and Central European Equity Fund, Inc. (1986 to present). Formerly President, Investment Company Administration, L.L.C. (1992* until July, 2001); President, Treasurer and Director, First Fund Distributors, Inc. (1990 until January, 2002); Vice President, Professionally Managed Portfolios and Advisors Series Trust (registered investment companies); President, Guinness Flight Investment Funds, Inc. (registered investment companies).

* This is the inception date of the corporation, which was the predecessor to the LLC.

25



  INTERESTED DIRECTORS

Interested Directors
Richard T. Hale 3
July 17, 1945 Director since 1994.

Managing Director, Deutsche Banc Alex. Brown Inc. (formerly DB Alex. Brown LLC) (June 1999 to present); Deutsche Asset Management-Americas (June 1999 to present); Director and President, Investment Company Capital Corp. (registered investment advisor) (April 1996 to present); Director and President, Deutsche Asset Management Mutual Funds (1989 to present); Director, Deutsche Global Funds, Ltd. (January 2000 to present); Director, CABEI Fund (June 2000 to present); Director, North American Income Fund (September 2000 to present); Vice President, Deutsche Asset Management, Inc. (September 2000 to present). Chartered Financial Analyst. Formerly, Director, ISI Family of Funds (registered investment companies).

70



Truman T. Semans 3
October 27, 1926
Director since 1994.

Vice Chairman, Brown Investment Advisory & Trust Company (1993 to present); Director and Chairman, Virginia Hot Springs, Inc. (property management) (1991 to present), and Director of Upstate (biotechnology) (1994 to present). Formerly, Managing Director and Vice Chairman, Alex. Brown & Sons Incorporated (Deutsche Banc Alex. Brown Inc.) (1974 to 1998); Director, Investment Company Capital Corp. (registered investment advisor) (1996 to 2000) and Director, ISI Family of Funds (registered investment companies) (1997 to 1999).

--------------------------------------------------------------------------------

Real Estate Securities Fund
--------------------------------------------------------------------------------
FUND DIRECTORS

   NAME, BIRTH DATE AND
   POSITION WITH THE FUND 1

   BUSINESS EXPERIENCE AND
   DIRECTORSHIPS DURING THE PAST 5 YEARS

  OFFICERS

Richard T. Hale
President

See information provided under Interested Directors.



Amy Olmert
Secretary
May 14, 1963

Director, Deutsche Asset Management (1999 to present); Certified Public Accountant. Formerly, Vice President, BT Alex. Brown Incorporated, (Deutsche Banc Alex. Brown Inc.), (1997 to 1999); Senior Manager and other positions, Coopers & Lybrand L.L.P. (PricewaterhouseCoopers LLP), (1988 to 1997).



Daniel O. Hirsch
Assistant Secretary
March 27, 1954

Director, Deutsche Asset Management (1999 to present). Formerly, Principal, BT Alex. Brown Incorporated, (Deutsche Banc Alex. Brown Inc.), (1998 to 1999); Assistant General Counsel, United States Securities and Exchange Commission, (1993 to 1998).



Charles A. Rizzo
Treasurer
August 5, 1957

Director, Deutsche Asset Management (April 2000 to present); Certified Public Accountant; Certified Management Accountant. Formerly, Vice President and Department Head, BT Alex. Brown Incorporated (Deutsche Banc Alex. Brown Inc.), (1998 to 1999); Senior Manager, Coopers & Lybrand L.L.P. (PricewaterhouseCoopers
LLP), (1993 to 1998).

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1    Unless otherwise indicated, the address of each Director and Officer is One
     South Street, Baltimore, MD 21202.
2 As of December 31, 2001 the total number of Deutsche Asset Management funds (the 'Fund Complex') is 70.
3 Messrs. Semans and Hale are directors/trustees who are 'Interested Persons' within the meaning of Section 2(a)(19) of the 1940 Act. Mr. Hale is the President and a Director of the Fund's Advisor and a Managing Director of Deutsche Asset Management, the US asset management unit of Deutsche Bank and its affiliates. Mr. Semans is Vice Chairman of Brown Investment
     Advisory & Trust Company, an affiliate of Brown Advisory Incorporated, the sub-advisor to the Emerging Growth and Short-Intermediate Income Funds.

The Fund's Statement of Additional Information includes additional information about the Fund's directors. To receive your free copy of the Statement of Additional Information, call toll-free: 1-800-730-1313.

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For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager or write to:

                                    DEUTSCHE ASSET MANAGEMENT SERVICE CENTER
                                    PO BOX 219210
                                    KANSAS CITY, MO 64121-9210
or call toll-free:                  1-800-730-1313

This report must be preceded or accompanied by a current prospectus for the Fund.

Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, Bankers Trust Company, Deutsche Banc Alex. Brown Inc., Deutsche Asset Management, Inc., and Deutsche Asset Management Investment Services Limited.


Real Estate Securities Fund

   Class A Shares                                              CUSIP #75600Q108
   Class B Shares                                              CUSIP #75600Q207
   Institutional Class                                         CUSIP #75600Q306
                                                               BDREANN (12/01)
                                                               Printed 2/02

Distributed by:
ICC Distributors, Inc.